Unrecognized contractual commitments (excluding Orange Bank) - Property lease commitments - Minimum future lease payments (Details) € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	€ 730
Operating lease, property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Discounted value of future lease payments	665
Minimum future lease payments	692
Operating lease, property, technical activities [member]
Disclosure of quantitative information about right-of-use assets [line items]
Discounted value of future lease payments	117
Minimum future lease payments	135
Operating lease, property, shops and office activities [member]
Disclosure of quantitative information about right-of-use assets [line items]
Discounted value of future lease payments	548
Minimum future lease payments	€ 557